Average Annual Total Returns - (Allspring Managed Account CoreBuilder Shares Series EPI)		12 Months Ended	19 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
CoreBuilder Shares Series EPI
Prospectus [Line Items]
Average Annual Return, Percent		18.87%	17.34%
Performance Inception Date	Jun. 07, 2023
CoreBuilder Shares Series EPI | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.31%	16.27%
CoreBuilder Shares Series EPI | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.42%	13.00%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	24.51%